Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000254755
Shareholder Report [Line Items]
Fund Name	Income Plus ETF
Trading Symbol	AINP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Income Plus ETF for the period from December 4, 2024 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$30	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended September 30, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 75 basis points (bps; 100 bps equal 1.00%) during the period. At period-end, markets priced in two more rate cuts in 2025.

Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors. Duration exposure was near the Fund’s strategic neutral of 4.0 years before being extended in March 2025 and tactically extended in August 2025. Duration was brought back to the strategic neutral at period-end.

The Fund’s credit exposure was higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a variety of securitized exposures.

The top contributors to performance were curve exposure, sector allocation, credit-quality allocation, and security selection.

The main detractors were duration and allocations to non-agency collateralized mortgage obligations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Income Plus ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,899	$9,816
1/31/2025	$9,986	$9,868
2/28/2025	$10,109	$10,085
3/31/2025	$10,084	$10,089
4/30/2025	$10,060	$10,128
5/31/2025	$10,115	$10,056
6/30/2025	$10,272	$10,211
7/31/2025	$10,320	$10,184
8/31/2025	$10,433	$10,305
9/30/2025	$10,525	$10,418

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Income Plus ETF	5.25
Bloomberg U.S. Aggregate Bond Index	4.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 205,470,211
Holdings Count | Holding	395
Advisory Fees Paid, Amount	$ 513,638
InvestmentCompanyPortfolioTurnover	375.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$205,470,211
# of portfolio holdings	395
Portfolio turnover rate	375%
Total advisory fees paid	$513,638

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.1
AA/Aa	47.3
A/A	10.4
BBB/Baa	16.4
BB/Ba	13.0
B/B	5.9
CCC/Caa and below	2.5
Not rated	2.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	28.3
Corporate bonds and notes	19.0
U.S. Treasury securities	14.3
Foreign government bonds	10.7
Foreign corporate bonds and notes	9.1
Yankee corporate bonds and notes	8.0
Asset-backed securities	4.7
Non-agency mortgage-backed securities	3.1
Yankee government bonds	1.7
Loans	0.7
Investment companies	0.4

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 5.50%, 10‑15‑2054	9.0
U.S. Treasury Notes, 3.88%, 7‑31‑2027	8.1
FNMA, 5.00%, 10‑14‑2055	6.4
FNMA, 6.00%, 10‑15‑2054	6.0
GNMA, 6.00%, 10‑15‑2054	5.8
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.5
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	3.5
FHLMC, 5.50%, 10‑1‑2054	2.6
U.K. Gilts, 3.75%, 3‑7‑2027	2.5
U.S. Treasury Notes, 4.25%, 8‑15‑2035	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since December 4, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since December 4, 2024.
C000254758
Shareholder Report [Line Items]
Fund Name	SMID Core ETF
Trading Symbol	ASCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Core ETF for the period from July 7, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
SMID Core ETF	$9	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.38%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the less-than-three-month period from the Fund’s inception in early July 2025, the U.S. equity market performed positively. Among domestic stocks, small caps outperformed large caps.

Changes to the portfolio were minimal. The portfolio seeks to invest in companies with an attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. Adding to results were stock selection within the information technology, real estate, and consumer staples sectors. The largest individual contributors were Credo Technology Group Holding Ltd.; Wildan Group, Inc. (This security was no longer held at the end of the reporting period.); and Powell Industries, Inc. A modest underweight to consumer staples contributed modestly. However, variations in sector weights versus the index were relatively small, as is typical for the strategy.

Negative stock selection within health care, energy, and consumer discretionary detracted from relative performance. The three largest detractors were Lantheus Holdings, Inc.; Brinker International, Inc.; and Virtu Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	SMID Core ETF	Russell 2500™ Index	Russell 3000® Index
7/7/2025	$10,000	$10,000	$10,000
7/31/2025	$10,057	$10,022	$10,167
8/31/2025	$10,697	$10,548	$10,402
9/30/2025	$10,681	$10,717	$10,761

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (7/7/25)
SMID Core ETF	6.81
Russell 2500™ Index	7.17
Russell 3000® Index	7.61

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 23,250,470
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 14,298
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$23,250,470
# of portfolio holdings	51
Portfolio turnover rate	7%
Total advisory fees paid	$14,298

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Industrials	22.0
Financials	19.2
Health care	15.3
Consumer discretionary	13.2
Information technology	10.6
Real estate	6.1
Energy	4.2
Communication services	3.0
Materials	2.2
Utilities	2.2
Consumer staples	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Powell Industries, Inc.	2.9
Blue Bird Corp.	2.8
Credo Technology Group Holding Ltd.	2.8
EMCOR Group, Inc.	2.7
Fabrinet	2.7
Acadian Asset Management, Inc.	2.6
Exelixis, Inc.	2.5
StoneX Group, Inc.	2.5
Applied Industrial Technologies, Inc.	2.3
Tenet Healthcare Corp.	2.3

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized